Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share
15	LOSS PER SHARE
Basic and diluted loss per share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

	For the years ended December 31,
	2018	2019	2020
	Ordinary shares		Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$

Numerator:
Net loss attributable to Burning Rock Biotech Limited’s shareholder	(177,497)	(169,156)	(304,440)	(46,658)	(102,795)	(15,754)
Accretion of convertible preferred shares	(54,849)	(165,011)	(48,359)	(7,411)	(16,329)	(2,503)

Net loss attributable to ordinary shareholders	(232,346)	(334,167)	(352,799)	(54,069)	(119,124)	(18,257)

Denominator:
Weighted-average number of ordinary shares outstandin g	22,378,876	23,483,915	51,313,708	51,313,708	17,324,848	17,324,848
Effect of unvested restricted shares	—	—	(4,077)	(4,077)	—	—
Weighted-average number of ordinary shares outstanding – basic and diluted	22,378,876	23,483,915	51,309,631	51,309,631	17,324,848	17,324,848

Loss per share—basic and diluted	(10.38)	(14.23)	(6.88)	(1.05)	(6.88)	(1.05)

For the years ended December 31, 2018 and 2019, the computation of basic loss per share using the two-class method was not applicable as the Group was in a net loss position and the participating securities did not have contractual rights and obligations to share the losses of the Group. For the year ended December 31, 2020, the two-class method was applied to the outstanding Class A and Class B ordinary shares. The unvested restricted shares were excluded from the computation of weighted-average number or ordinary shares outstanding because the Group is in a loss position and the holder of the restricted shares do not have an obligation to fund losses of the Group. The effects of all outstanding Preferred Shares, the warrant and share options were excluded from the computation of diluted loss per share for the years ended December 31, 2018, 2019 and 2020 as their effects would be anti-dilutive.